T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
November 30, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 92.0% (1)
Aerospace & Defense 1.3%
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 3.632%, 4/6/26  147 143
Peraton, FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/1/28  169 169
Peraton, FRN, 1M USD LIBOR +
7.75%, 8.50%, 2/1/29  50 50
Spirit AeroSystems, FRN, 1M USD
LIBOR + 3.75%, 1/15/25 (2) 25 25
387
Airlines 4.1%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 5.50%, 4/20/28  240 246
Air Canada, FRN, 1M USD LIBOR +
3.50%, 4.25%, 8/11/28  185 184
American Airlines, FRN, 3M USD
LIBOR + 1.75%, 1.842%, 6/27/25  30 28
KKR Apple Bidco, FRN, 1M USD
LIBOR + 3.00%, 3.50%, 9/22/28  90 89
KKR Apple Bidco, FRN, 1M USD
LIBOR + 5.75%, 6.25%, 9/21/29  30 30
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 6.25%, 6/21/27  405 422
SkyMiles IP, FRN, 3M USD LIBOR +
3.75%, 4.75%, 10/20/27  45 47
United Airlines, FRN, 1M USD LIBOR +
3.75%, 4.50%, 4/21/28  234 233
1,279
Automotive 2.5%
Adient U.S., FRN, 1M USD LIBOR +
3.50%, 3.59%, 4/10/28  45 45
Autokiniton U.S. Holdings, FRN,
1M USD LIBOR + 4.50%, 5.00%,
4/6/28 (2) 90 90
Dexko Global, FRN, 1M USD LIBOR +
3.75%, 4.011%, 10/4/28  50 49
Driven Holdings, FRN, 1M USD LIBOR
+ 3.00%, 11/17/28 (2)(3) 40 40
Fastlane Parent, FRN, 1M USD LIBOR
+ 4.50%, 4.59%, 2/4/26  59 59
LS Group OpCo Acquistion, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 11/2/27  65 64
Mavis Tire Express Services Topco,
FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/4/28  259 258
TI Group Automotive Systems, FRN,
1M USD LIBOR + 3.25%, 3.75%,
12/16/26  39 39
Truck Hero, FRN, 1M USD LIBOR +
3.25%, 4.00%, 1/31/28  50 49
Wheel Pros, FRN, 1M USD LIBOR +
4.50%, 5.25%, 5/11/28  65 65
758
Broadcasting 2.9%
Clear Channel Outdoor Holdings, FRN,
1M USD LIBOR + 3.50%, 3.629%,
8/21/26  202 198
Par/Shares $ Value
(Amounts in 000s)
‡
EW Scripps, FRN, 1M USD LIBOR +
3.00%, 3.75%, 1/7/28  74 74
Gray Television, FRN, 1M USD LIBOR
+ 3.00%, 10/27/28 (2) 75 74
iHeartCommunications, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 5/1/26  101 100
NEP Group, FRN, 3M USD LIBOR +
3.25%, 3.34%, 10/20/25  89 87
NEP Group, FRN, 3M USD LIBOR +
7.00%, 7.09%, 10/19/26  60 58
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 5/6/28 (2) 195 194
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 3/15/26  60 60
Univision Communications, FRN, 3M
USD LIBOR + 2.75%, 3.75%, 3/15/24  44 43
888
Building Products 2.0%
Chariot Buyer, FRN, 1M USD LIBOR +
3.50%, 4.00%, 11/3/28  90 89
CP Atlas Buyer, FRN, 1M USD LIBOR +
3.75%, 4.25%, 11/23/27 (2) 124 123
LEB Holdings USA, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 11/2/27  55 55
Park River Holdings, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 12/28/27  60 59
Specialty Building Products Holdings,
FRN, 1M USD LIBOR + 3.75%, 4.25%,
10/15/28  95 94
SRS Distribution, FRN, 1M USD LIBOR
+ 3.75%, 4.25%, 6/2/28  75 75
Tarkett Participation, FRN, 3M
EURIBOR + 3.50%, 3.50%, 8/1/25
(EUR) (2) 99 111
606
Cable Operators 1.3%
Cablevision Lightpath, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 11/30/27  64 64
COGECO Financing 2, FRN, 1M USD
LIBOR + 2.50%, 3.00%, 9/1/28  75 74
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 5.75%, 8/2/27  60 60
Eagle Broadband Investments, FRN,
1M USD LIBOR + 3.00%, 3.75%,
11/12/27  79 79
Radiate Holdco, FRN, 1M USD LIBOR
+ 3.25%, 4.00%, 9/25/26  120 119
396
Chemicals 1.4%
Aruba Investments Holdings, FRN, 1M
USD LIBOR + 4.00%, 4.75%, 11/24/27  95 94
Aruba Investments Holdings, FRN, 1M
USD LIBOR + 7.75%, 8.50%, 11/24/28  70 70
ASP Chromaflo Intermediate Holdings,
FRN, 3M USD LIBOR + 3.50%, 4.50%,
11/20/23 (3) 30 30
CP Iris Holdco I, FRN, 1M USD LIBOR
+ 1.88%, 3.854%, 10/2/28  110 109
LSF11 A5 HoldCo, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 10/15/28  65 65

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Sparta U.S. HoldCo, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 8/2/28  40 40
WR Grace Holdings, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 9/22/28  40 40
448
Consumer Products 1.7%
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 9/27/24  73 72
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 5.25%, 6.25%, 9/27/24  40 40
Amer Sports Holding, FRN, 3M
EURIBOR + 4.50%, 4.50%, 3/30/26
(EUR)  105 119
DEI Sales, FRN, 1M USD LIBOR +
5.50%, 6.25%, 4/28/28 (3) 60 59
Life Time, FRN, 1M USD LIBOR +
4.75%, 5.75%, 12/16/24  64 64
New Trojan Parent, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 1/6/28  75 74
PLNTF Holdings, FRN, 1M USD LIBOR
+ 8.00%, 9.00%, 3/22/26 (3) 30 30
United PF Holdings, FRN, 1M USD
LIBOR + 8.50%, 9.50%, 12/30/26 (3) 60 59
517
Container 1.4%
Charter Next Generation, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 12/1/27  288 288
Proampac PG Borrower, FRN, 1M USD
PRIME + 2.75%, 4.503%, 11/3/25 (2) 149 148
436
Energy 3.2%
BCP Raptor, FRN, 3M USD LIBOR +
4.25%, 5.25%, 6/24/24  119 119
BCP Raptor II, FRN, 3M USD LIBOR +
4.75%, 4.84%, 11/3/25 (2) 247 245
Citgo Holding, FRN, 1M USD LIBOR +
7.00%, 8.00%, 8/1/23  109 107
CITGO Petroleum, FRN, 1M USD
LIBOR + 6.25%, 7.25%, 3/28/24  40 40
Lucid Energy Group II Borrower, FRN,
1M USD LIBOR + 4.25%, 11/24/28 (2) 25 25
Lucid Energy Group II Borrower, FRN,
3M USD LIBOR + 3.00%, 4.00%,
2/17/25  158 156
Medallion Midland Acquisition, FRN,
1M USD LIBOR + 3.75%, 4.50%,
10/18/28  144 143
Navitas Midstream Midland Basin,
FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/13/24  49 49
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 4.84%, 3/11/26 (2) 111 107
991
Entertainment & Leisure 2.7%
Alchemy Copyrights, FRN, 1M USD
LIBOR + 3.00%, 3.50%, 3/10/28 (3) 69 69
AMC Entertainment Holdings, FRN,
3M USD LIBOR + 3.00%, 3.09%,
4/22/26 (2) 100 89
Par/Shares $ Value
(Amounts in 000s)
‡
Aristocrat International, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 10/19/24  44 45
ClubCorp Holdings, FRN, 3M USD
LIBOR + 2.75%, 2.882%, 9/18/24  49 47
SeaWorld Parks & Entertainment,
FRN, 1M USD LIBOR + 3.00%, 3.50%,
8/25/28  259 257
UFC Holdings, FRN, 1M USD LIBOR +
2.75%, 3.50%, 4/29/26  123 121
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 2.85%, 5/18/25 (2) 199 195
823
Financial 7.3%
Acrisure, FRN, 1M USD LIBOR +
3.75%, 4.25%, 2/15/27  90 89
Acrisure, FRN, 1M USD LIBOR +
4.25%, 2/15/27 (2) 45 45
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.50%, 4.00%, 11/6/27  235 234
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 4.00%, 3/11/28 (3) 60 59
Aretec Group, FRN, 3M USD LIBOR +
4.25%, 4.34%, 10/1/25  124 124
Armor Holdco, FRN, 1M USD LIBOR +
4.50%, 10/29/28 (2) 30 30
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 4.00%, 2/12/27  93 92
Deerfield Dakota Holding, FRN, 1M
USD LIBOR + 3.75%, 4.75%, 4/9/27  84 84
Deerfield Dakota Holding, FRN,
1M USD LIBOR + 6.75%, 7.50%,
4/7/28 (3) 40 41
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 3.50%, 4.25%,
4/7/28  85 84
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 4.50%, 2/24/25  29 29
Hightower Holding, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 4/21/28  65 65
Howden Group Holdings, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 11/12/27  105 104
HUB International, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 4/25/25 (2) 514 511
Navacord, FRN, 1M CAD CDOR  +
4.25%, 3/27/28 (CAD) (2) 35 27
Navacord, FRN, 1M CAD CDOR +
4.25%, 5.00%, 3/27/28 (CAD)  75 58
Navacord, FRN, 1M CAD CDOR +
7.50%, 8.00%, 3/26/29 (CAD)  40 31
Nexus Buyer, FRN, 1M USD LIBOR +
6.25%, 6.75%, 11/5/29  90 90
Ryan Specialty Group, FRN, 1M USD
LIBOR + 3.00%, 3.75%, 9/1/27  144 143
Starwood Property Mortgage, FRN,
1M USD LIBOR + 3.25%, 4.00%,
7/26/26 (3) 25 25
Superannuation & Investments
U.S., FRN, 1M USD LIBOR + 3.75%,
9/24/28 (2) 65 65

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Tegra118 Wealth Solutions, FRN, 1M
USD LIBOR + 4.00%, 4.16%, 2/18/27  114 113
Zebra Buyer, FRN, 1M USD LIBOR +
3.25%, 3.75%, 11/1/28  100 100
2,243
Food 2.2%
Atkins Nutritionals Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.75%, 7/7/24  107 107
Bellring Brands, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 10/21/24  73 73
Chobani, FRN, 1M USD LIBOR +
3.50%, 4.50%, 10/25/27  30 30
Primary Products Finance, FRN, 1M
USD LIBOR + 4.00%, 10/22/28 (2) 90 90
Triton Water Holdings, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 3/31/28  110 109
Whole Earth Brands, FRN, 1M USD
LIBOR + 4.50%, 5.50%, 2/5/28  55 54
Woof Holdings, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/21/27  104 104
Woof Holdings, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/21/28 (2) 115 116
683
Gaming 1.0%
CCM Merger, FRN, 1M USD LIBOR +
3.75%, 4.50%, 11/4/25  48 47
Enterprise Development Authority,
FRN, 1M USD LIBOR + 4.25%, 5.00%,
2/28/28 (3) 137 137
Great Canadian Gaming, FRN, 1M
USD LIBOR + 4.00%, 4.75%, 11/1/26  40 40
Spectacle Gary Holdings, FRN, 1M
USD LIBOR + 4.25%, 11/19/28 (2)(3) 75 75
299
Health Care 14.9%
ADMI, FRN, 1M USD LIBOR + 3.38%,
3.875%, 12/23/27  49 49
ADMI, FRN, 1M USD LIBOR + 3.50%,
4.00%, 12/23/27  35 35
athenahealth, FRN, 1M USD LIBOR +
4.25%, 4.40%, 2/11/26  124 123
Aveanna Healthcare, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 7/17/28 (2) 60 59
Azalea Topco, FRN, 1M USD LIBOR +
3.75%, 4.50%, 7/24/26  75 75
Bausch Health Americas, FRN,
3M USD LIBOR + 2.75%, 2.837%,
11/27/25  71 70
Bausch Health Americas, FRN, 3M
USD LIBOR + 3.00%, 3.087%, 6/2/25  51 51
CAB SELAS, FRN, 3M EURIBOR +
3.50%, 3.50%, 2/9/28 (EUR)  25 28
Cano Health, FRN, 1M USD LIBOR +
4.50%, 5.25%, 11/23/27  79 79
CHG Healthcare Services, FRN, 1M
USD LIBOR + 3.50%, 4.00%, 9/29/28  75 75
Curia Global, FRN, 1M USD LIBOR +
3.75%, 4.50%, 8/30/26  85 84
Diacine France, FRN, 3M EURIBOR +
3.75%, 3.75%, 12/13/24 (EUR)  25 28
Par/Shares $ Value
(Amounts in 000s)
‡
Envision Healthcare, FRN, 3M USD
LIBOR + 3.75%, 3.84%, 10/10/25  54 41
Eyecare Partners, FRN, 1M USD
LIBOR + 3.75%, 3.40%, 11/15/28  45 45
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 10/1/27  328 327
Heartland Dental, FRN, 1M USD
LIBOR + 4.00%, 4.089%, 4/30/25  145 143
Heartland Dental, FRN, 3M USD
LIBOR + 3.50%, 3.59%, 4/30/25  49 48
ICON Luxembourg, FRN, 1M USD
LIBOR + 2.50%, 3.00%, 7/3/28  95 94
Insulet, FRN, 1M USD LIBOR + 3.25%,
3.75%, 5/4/28  65 65
Jazz Financing, FRN, 1M USD LIBOR +
3.50%, 4.00%, 5/5/28  60 60
Loire Finco Luxembourg, FRN, 1M
USD LIBOR + 3.25%, 3.34%, 4/21/27  102 100
Maravai Intermediate Holdings, FRN,
1M USD LIBOR + 3.75%, 4.75%,
10/19/27  150 150
MED ParentCo, FRN, 1M USD LIBOR +
4.25%, 4.34%, 8/31/26  69 69
MED ParentCo, FRN, 1M USD LIBOR +
8.25%, 8.34%, 8/30/27 (2) 120 120
Mozart Borrower, FRN, 1M USD LIBOR
+ 3.25%, 3.75%, 10/23/28  310 309
National Mentor Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.468%, 3/2/28  90 88
National Mentor Holdings, FRN, 1M
USD LIBOR + 7.25%, 8.00%, 3/2/29  75 75
Netsmart, FRN, 1M USD LIBOR +
4.00%, 4.75%, 10/1/27  75 74
One Call, FRN, 1M USD LIBOR +
5.50%, 6.25%, 4/22/27  100 100
Option Care Health, FRN, 1M USD
LIBOR + 2.75%, 3.25%, 10/27/28  45 45
Organon, FRN, 1M USD LIBOR +
3.00%, 3.50%, 6/2/28  140 139
Pacific Dental Services, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 5/5/28  50 50
Padagis, FRN, 1M USD LIBOR +
4.75%, 5.25%, 7/6/28  75 75
Pathway Vet Alliance, FRN, 1M USD
LIBOR + 3.75%, 3.84%, 3/31/27  79 78
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 2/14/25 (2) 347 346
Phoenix Newco, FRN, 1M USD LIBOR
+ 3.50%, 4.00%, 11/15/28  65 65
Phoenix Newco, FRN, 3M USD LIBOR
+ 6.50%, 7.00%, 7/27/29 (3) 155 153
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 3/10/28  50 49
Roar BidCo, FRN, 3M EURIBOR +
3.50%, 2/17/28 (EUR) (2) 45 50
SAM Bidco, FRN, 1M USD LIBOR +
3.25%, 3.382%, 12/13/24  60 59
Southern Veterinary Partners, FRN, 1M
USD LIBOR + 4.00%, 5.00%, 10/5/27  45 45

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Southern Veterinary Partners, FRN, 1M
USD LIBOR + 7.75%, 8.75%, 10/5/28  25 25
Sunshine Luxembourg VII, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 10/1/26  55 54
Surgery Center Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 8/31/26  124 123
Team Health Holdings, FRN, 3M USD
LIBOR + 2.75%, 3.75%, 2/6/24  129 122
U.S. Radiology Specialists, FRN, 1M
USD LIBOR + 5.50%, 6.25%, 12/15/27  124 124
U.S. Renal Care, FRN, 3M USD LIBOR
+ 5.00%, 5.09%, 6/26/26  114 110
Verscend Holding, FRN, 1M USD
LIBOR + 4.00%, 4.09%, 8/27/25  59 59
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 4.09%, 10/22/26  100 99
Western Dental Services, FRN,
1M USD LIBOR + 4.50%, 5.25%,
8/18/28 (2) 75 75
4,609
Information Technology 11.9%
Applied Systems, FRN, 1M USD LIBOR
+ 3.25%, 3.75%, 9/19/24  91 90
Applied Systems, FRN, 1M USD LIBOR
+ 5.50%, 6.25%, 9/19/25  148 149
AppLovin, FRN, 1M USD LIBOR +
3.00%, 3.50%, 10/25/28  65 65
Atlas Purchaser, FRN, 1M USD LIBOR
+ 5.25%, 6.00%, 5/8/28  50 49
Barracuda Networks, FRN, 1M USD
LIBOR + 6.75%, 7.50%, 10/30/28  30 30
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 3.882%, 10/2/25  73 72
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 6.00%, 2/27/26  45 45
CommerceHub, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/29/27  40 39
CommerceHub, FRN, 1M USD LIBOR
+ 7.00%, 7.75%, 12/29/28  60 60
Concorde, FRN, 3M EURIBOR +
4.00%, 4.00%, 3/1/28 (EUR)  25 28
ConnectWise, FRN, 1M USD LIBOR +
3.50%, 4.00%, 9/29/28  75 74
Conservice Midco, FRN, 1M USD
LIBOR + 4.25%, 4.382%, 5/13/27 (3) 74 74
Cvent, FRN, 3M USD LIBOR + 3.75%,
3.84%, 11/29/24  109 108
Delta Topco, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/1/27  60 60
Delta Topco, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/1/28  70 70
ECI Macola, FRN, 1M USD LIBOR +
3.75%, 4.50%, 11/9/27  104 104
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 4.00%, 7/30/27  109 108
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 8.75%, 7/31/28  120 122
Genesys Cloud Services Holdings II,
FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/1/27  99 99
Par/Shares $ Value
(Amounts in 000s)
‡
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 7/1/24  25 25
Hyland Software, FRN, 1M USD LIBOR
+ 6.25%, 7.00%, 7/7/25  93 94
Infinite Bidco, FRN, 1M USD LIBOR +
3.75%, 4.25%, 3/2/28  70 69
Infinite Bidco, FRN, 1M USD LIBOR +
7.00%, 7.50%, 3/2/29  55 55
Knot Worldwide, FRN, 3M USD LIBOR
+ 4.50%, 4.629%, 12/19/25  60 60
LogMeIn, FRN, 1M USD LIBOR +
4.75%, 4.839%, 8/31/27  84 84
Magnite, FRN, 1M USD LIBOR +
5.00%, 5.75%, 4/28/28  70 69
MeridianLink, FRN, 1M USD LIBOR +
3.00%, 11/10/28 (2) 65 65
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 4.75%, 9/13/24 (2) 144 144
MH Sub I, FRN, 1M USD LIBOR +
6.25%, 6.342%, 2/23/29  105 106
Mitchell International, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 10/15/28  110 109
Mitchell International, FRN, 1M USD
LIBOR + 6.50%, 7.00%, 10/15/29 (2) 155 156
Planview Parent, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/17/27  50 49
Proofpoint, FRN, 1M USD LIBOR +
3.25%, 3.75%, 8/31/28  55 54
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 6.75%, 8/31/29  40 40
RealPage, FRN, 1M USD LIBOR +
3.25%, 3.75%, 4/24/28  350 346
RealPage, FRN, 3M USD LIBOR +
6.50%, 7.25%, 4/23/29  145 147
Shutterfly, FRN, 1M USD LIBOR +
5.00%, 5.75%, 9/25/26  185 179
Solera, FRN, 1M USD LIBOR + 4.00%,
4.50%, 6/2/28  120 120
Sophia, FRN, 1M USD LIBOR + 3.50%,
4.00%, 10/7/27  134 134
Sovos Compliance, FRN, 1M USD
LIBOR + 4.50%, 4.926%, 8/11/28  50 50
Veritas U.S., FRN, 1M USD LIBOR +
5.00%, 6.00%, 9/1/25  84 84
3,685
Lodging 0.4%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 4.75%, 5.50%, 2/2/26 (3) 50 49
Aimbridge Acquisition, FRN, 3M USD
LIBOR + 3.75%, 3.84%, 2/2/26  30 29
Playa Resorts Holding, FRN, 3M USD
LIBOR + 2.75%, 4/29/24 (2) 45 43
121
Manufacturing 4.1%
Apex Tool Group, FRN, 3M USD
LIBOR + 5.50%, 6.75%, 8/1/24  179 177
Deliver Buyer, FRN, 3M USD LIBOR +
5.00%, 5.132%, 5/1/24 (3) 69 69

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 3.75%, 4.50%,
5/19/28  124 124
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 6.00%, 6.75%,
5/21/29 (2) 135 135
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 6.50%, 7.25%,
5/21/29  75 75
Engineered Machinery Holdings,
FRN, 3M EURIBOR + 3.75%, 3.75%,
5/21/28 (EUR)  30 34
Filtration Group, FRN, 1M USD LIBOR
+ 3.50%, 4.00%, 10/21/28  85 85
LTI Holdings, FRN, 1M USD LIBOR +
4.75%, 4.84%, 7/24/26 (2) 50 50
LTI Holdings, FRN, 1M USD LIBOR +
4.75%, 4.84%, 7/24/26  30 29
LTI Holdings, FRN, 3M USD LIBOR +
6.75%, 6.84%, 9/6/26  30 30
Madison IAQ, FRN, 1M USD LIBOR +
3.25%, 3.75%, 6/21/28  70 69
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 4.20%, 8/31/28  24 24
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 5.00%, 8/31/28  146 146
Robertshaw U.S. Holding, FRN, 3M
USD LIBOR + 3.50%, 4.50%, 2/28/25  114 108
SRAM, FRN, 1M USD LIBOR + 2.75%,
3.25%, 5/18/28  46 46
Watlow Electric Manufacturing, FRN,
1M USD LIBOR + 3.75%, 4.25%,
3/2/28  80 79
1,280
Metals & Mining 0.3%
Grinding Media, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 10/12/28  60 60
TMS International, FRN, 1M USD
LIBOR + 2.75%, 3.75%, 8/14/24 (3) 25 24
84
Other Telecommunications 0.2%
Cologix Holdings, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 5/1/28  65 65
65
Publishing 0.2%
Cengage Learning, FRN, 1M USD
LIBOR + 4.75%, 5.75%, 7/14/26  60 60
60
Real Estate Investment Trust
Securities 0.5%
Claros Mortgage Trust, FRN, 1M USD
LIBOR + 5.00%, 6.00%, 8/9/26 (3) 109 109
KREF Holdings X, FRN, 1M USD
LIBOR + 3.50%, 3.688%, 9/1/27 (3) 55 55
164
Restaurants 1.1%
Flynn Restaurant Group, FRN, 3M USD
PRIME + 6.00%, 9.25%, 6/29/26  30 29
IRB Holding, FRN, 1M USD LIBOR +
3.25%, 4.25%, 12/15/27  228 227
Par/Shares $ Value
(Amounts in 000s)
‡
Tacala Investment, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 2/5/27  72 72
328
Retail 1.9%
At Home Group, FRN, 1M USD LIBOR
+ 4.25%, 4.75%, 7/24/28  45 45
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.75%, 4.50%, 11/8/27  144 144
CNT Holdings I, FRN, 1M USD LIBOR
+ 6.75%, 7.50%, 11/6/28  80 80
Harbor Freight Tools USA, FRN, 1M
USD LIBOR + 2.75%, 3.25%, 10/19/27  109 108
PetSmart, FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/11/28  160 159
Rent-A-Center, FRN, 1M USD LIBOR +
3.25%, 3.75%, 2/17/28  65 64
600
Satellites 1.9%
Gogo Intermediate Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 4/30/28  75 75
Intelsat Jackson Holdings, 8.625%,
1/2/24  55 55
Intelsat Jackson Holdings, FRN, 1M
USD LIBOR + 4.75%, 5.392%, 7/13/22  28 28
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 3.25%, 11/4/26  282 280
Xplornet Communications, FRN, 1M
USD LIBOR + 4.00%, 4.50%, 10/2/28  95 95
Xplornet Communications, FRN,
1M USD LIBOR + 7.00%, 7.50%,
10/1/29 (3) 40 40
573
Services 15.2%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 4.50%, 5.25%,
10/28/27  144 144
AI Aqua Merger Sub, FRN, 1M USD
LIBOR + 4.00%, 4.50%, 6/17/28 (2) 70 70
Albion Acquisitions, FRN, 1M USD
LIBOR + 5.25%, 10/14/26 (2) 110 108
Allied Universal Holdco, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 5/12/28  25 25
All-Star Bidco, FRN, 1M USD LIBOR +
3.50%, 7/21/28 (2) 70 70
APX Group, FRN, 1M USD LIBOR +
3.50%, 4.00%, 7/10/28  70 70
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 12/10/28 (2) 140 139
Ascend Learning, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 7/12/24  79 79
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 11/18/29 (2) 295 295
Ascend Learning, FRN, 3M USD
LIBOR + 3.00%, 4.00%, 7/12/24  184 183
Broom Holdings Bidco, FRN, 1M
EURIBOR + 3.75%, 3.75%, 7/23/28
(EUR)  40 45
CoreLogic, FRN, 1M USD LIBOR +
3.50%, 4.00%, 6/2/28  150 148

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
CoreLogic, FRN, 3M USD LIBOR +
6.50%, 7.00%, 6/4/29  155 155
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 3.75%,
4.50%, 3/31/28  55 55
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
7.50%, 3/30/29  50 50
EG America, FRN, 1M USD LIBOR +
4.25%, 4.75%, 3/31/26  140 139
EG America, FRN, 3M USD LIBOR +
4.00%, 4.132%, 2/7/25  137 136
EG Finco, FRN, 3M EURIBOR + 7.00%,
7.00%, 4/30/27 (EUR)  80 91
EP Purchaser, FRN, 1M USD LIBOR +
3.50%, 11/6/28 (2) 50 50
Instructure Holdings, FRN, 1M USD
LIBOR + 2.75%, 3.25%, 10/30/28 (3) 25 25
Loyalty Ventures, FRN, 1M USD LIBOR
+ 4.50%, 11/3/27 (2) 110 109
Mermaid Bidco, FRN, 1M USD LIBOR
+ 3.75%, 4.50%, 12/22/27 (3) 55 54
Prime Security Services Borrower,
FRN, 1M USD LIBOR + 2.75%, 3.50%,
9/23/26  29 29
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 4.00%, 5/30/26  80 79
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 7.09%, 5/29/26  60 60
Sabre GLBL, FRN, 1M USD LIBOR +
3.50%, 4.00%, 12/17/27  125 123
Skopima Consilio Parent, FRN,
1M USD LIBOR + 4.00%, 4.50%,
5/12/28 (2) 130 128
Staples, FRN, 3M USD LIBOR + 5.00%,
5.132%, 4/16/26  228 218
TK Elevator U.S. Newco, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 7/30/27  118 118
Trans Union, FRN, 1M USD LIBOR +
5.00%, 11/17/29 (2)(3) 25 25
Travel Leaders Group, FRN, 3M USD
LIBOR + 4.00%, 4.09%, 1/25/24  65 60
TruGreen, FRN, 1M USD LIBOR +
4.00%, 4.75%, 11/2/27  25 25
TruGreen, FRN, 1M USD LIBOR +
8.50%, 9.25%, 11/2/28  25 25
UKG, FRN, 1M USD LIBOR + 3.25%,
5/3/26 (2) 50 50
UKG, FRN, 1M USD LIBOR + 3.25%,
4.00%, 5/4/26  260 259
UKG, FRN, 1M USD LIBOR + 5.25%,
5/3/27 (2) 565 567
UKG, FRN, 1M USD LIBOR + 6.75%,
7.50%, 5/3/27  500 504
USIC Holdings, FRN, 1M USD LIBOR +
3.50%, 4.25%, 5/12/28  90 89
White Cap Buyer, FRN, 1M USD LIBOR
+ 4.00%, 4.50%, 10/19/27  94 94
4,693
Par/Shares $ Value
(Amounts in 000s)
‡
Utilities 1.5%
Covanta Holding, FRN, 1M USD LIBOR
+ 2.50%, 11/16/28 (2) 65 65
Eastern Power, FRN, 1M USD LIBOR +
3.75%, 4.75%, 10/2/25  38 32
Exgen Renewables IV, FRN, 1M USD
LIBOR + 2.50%, 3.50%, 12/15/27  64 64
Osmose Utilities Services, FRN, 1M
USD LIBOR + 3.25%, 3.75%, 6/23/28  65 64
PG&E, FRN, 1M USD LIBOR + 3.00%,
3.50%, 6/23/25  251 248
473
Wireless Communications 2.9%
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.34%, 12/23/26  61 60
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.34%, 7/31/27  109 108
Asurion, FRN, 1M USD LIBOR +
5.25%, 5.34%, 1/31/28  246 243
Asurion, FRN, 1M USD LIBOR +
5.25%, 5.34%, 1/20/29  275 272
CCI Buyer, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/17/27  164 163
CD&R Firefly Bidco, FRN, 3M GBP
LIBOR + 8.25%, 8.334%, 6/1/26 (GBP)  30 40
886
Total Bank Loans (Cost $28,283) 28,375
CONVERTIBLE PREFERRED STOCKS 1.1%
Energy 0.6%
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17,
Cost $179 (4)(5) — 190
190
Health Care 0.3%
Avantor, Series A, 6.25%, 5/15/22  1 77
77
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $35 (3)(5)(6) — 35
35
Utilities 0.1%
American Electric Power, 6.125%,
8/15/23  1 29
29
Total Convertible Preferred Stocks
(Cost $278) 331
CORPORATE BONDS 7.4%
Aerospace & Defense 0.1%
TransDigm, 8.00%, 12/15/25 (7) 20 21
21

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Airlines 1.0%
Air Canada, 4.625%, 8/15/29 (CAD) (7) 15 12
American Airlines, 5.50%, 4/20/26 (7) 95 97
American Airlines, 5.75%, 4/20/29 (7) 20 21
American Airlines, 11.75%, 7/15/25 (7) 115 139
Hawaiian Brand Intellectual Property,
5.75%, 1/20/26 (7) 35 36
305
Automotive 1.1%
Adient U.S., 9.00%, 4/15/25 (7) 10 11
Rivian Holdings, 7.00%, 10/8/26,
Acquisition Date: 10/8/21,
Cost $231 (3)(5)(6) 235 230
Tenneco, 7.875%, 1/15/29 (7) 80 86
327
Broadcasting 0.3%
Diamond Sports Group, 5.375%,
8/15/26 (7) 13 6
Townsquare Media, 6.875%, 2/1/26 (7) 25 26
Univision Communications, 9.50%,
5/1/25 (7) 40 43
Urban One, 7.375%, 2/1/28 (7) 30 30
105
Cable Operators 0.1%
DISH DBS, 5.25%, 12/1/26 (7) 45 44
44
Chemicals 0.1%
Kobe U.S. Midco 2, (9.25% Cash or
10.00% PIK), 9.25%, 11/1/26 (7)(8) 30 30
30
Energy 0.6%
NGL Energy Operating, 7.50%,
2/1/26 (7) 123 122
NGL Energy Partners, 7.50%, 11/1/23  38 36
Tallgrass Energy Partners, 7.50%,
10/1/25 (7) 25 27
185
Entertainment & Leisure 0.6%
Carnival, 9.875%, 8/1/27 (7) 35 40
Deuce Finco, FRN, 3M EURIBOR +
4.75%, 4.75%, 6/15/27 (EUR) (7) 100 112
Royal Caribbean Cruises, 9.125%,
6/15/23 (7) 10 11
Viking Cruises, 13.00%, 5/15/25 (7) 10 11
174
Financial 0.6%
Acrisure, 10.125%, 8/1/26 (7) 30 32
Advisor Group Holdings, 10.75%,
8/1/27 (7) 55 60
Aretec Escrow Issuer, 7.50%,
4/1/29 (7) 45 47
GTCR AP Finance, 8.00%, 5/15/27 (7) 35 36
175
Health Care 0.5%
Becton Dickinson & Company, FRN,
3M USD LIBOR + 1.03%, 1.148%,
6/6/22  45 45
CHS, 6.875%, 4/15/29 (7) 45 44
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Renal Care, 10.625%, 7/15/27 (7) 65 67
156
Information Technology 0.7%
Boxer Parent, 9.125%, 3/1/26 (7) 30 31
Photo Holdings Merger Sub, 8.50%,
10/1/26 (7) 86 86
Veritas U.S., 7.50%, 9/1/25 (7) 100 104
221
Metals & Mining 0.2%
Big River Steel, 6.625%, 1/31/29 (7) 44 47
47
Restaurants 0.1%
Dave & Buster's, 7.625%, 11/1/25 (7) 26 27
27
Satellites 0.1%
Intelsat Jackson Holdings, 9.50%,
9/30/22 (7) 40 47
47
Services 1.3%
Adtalem Global Education, 5.50%,
3/1/28 (7) 120 115
Allied Universal Holdco, 9.75%,
7/15/27 (7) 95 100
Prime Security Services Borrower,
5.75%, 4/15/26 (7) 27 28
Sabre GLBL, 9.25%, 4/15/25 (7) 45 50
Staples, 7.50%, 4/15/26 (7) 75 75
WASH Multifamily Acquisition, 5.75%,
4/15/26 (7) 40 41
409
Total Corporate Bonds (Cost $2,262) 2,273
SHORT-TERM INVESTMENTS 4.8%
Money Market Funds 4.8%
T. Rowe Price Government Reserve
Fund, 0.06% (9)(10) 1,481 1,481
1,481
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.01%,
5/19/22 (11) 15 14
14
Total Short-Term Investments (Cost
$1,496) 1,495
Total Investments in
Securities 105.3%
(Cost $32,319) $ 32,474
Other Assets Less Liabilities (5.3)% (1,626)
Net Assets 100.0% $ 30,848

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of November 30, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Perpetual security with no stated maturity date.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $455 and represents 1.5% of net assets.
(6) Non-income producing
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,962 and represents
6.4% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Seven-day yield
(10) Affiliated Companies
(11) At November 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M GBP LIBOR Three month GBP LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 * 5 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index at Maturity, Pay Variable 0.122% (3M USD LIBOR) Quarterly, 3/21/22 150 (1) — (1)
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.122% (3M USD LIBOR) Quarterly, 12/20/21 30 — — —
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.122% (3M USD LIBOR) Quarterly, 12/20/21 60 — — —
Total Bilateral Total Return Swaps — (1)
Total Bilateral Swaps — (1)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 10 — — —
Total Centrally Cleared Credit Default Swaps, Protection Sold —
Total Centrally Cleared Swaps —
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of November 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 2/25/22 USD 188 EUR 162 $ 4
JPMorgan Chase 1/21/22 USD 41 GBP 30 1
Morgan Stanley 2/25/22 USD 230 EUR 198 5
RBC Dominion Securities 1/21/22 USD 103 CAD 128 3
UBS Investment Bank 2/25/22 USD 329 EUR 283 7
Net unrealized gain (loss) on open forward
currency exchange contracts $ 20

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.06% $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
02/28/21
Purchase
Cost
Sales
Cost
Value
11/30/21
T. Rowe Price Government Reserve Fund, 0.06% $ 1,775 ¤ ¤ $ 1,481 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,481.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Floating Rate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended November 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2021, totaled $(1,000) for the period ended November 30, 2021. During the period, transfers into
Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 27,074 $ 1,301 $ 28,375
Convertible Preferred Stocks — 296 35 331
Corporate Bonds — 2,043 230 2,273
Short-Term Investments 1,481 14 — 1,495
Total Securities 1,481 29,427 1,566 32,474
Swaps* — — — —
Forward Currency Exchange Contracts — 20 — 20
Total $ 1,481 $ 29,447 $ 1,566 $ 32,494
Liabilities
Swaps $ — $ 1 $ — $ 1
Total $ — $ 1 $ — $ 1
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of November 30, 2021.
($000s)
Beginning
Balance
2/28/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
11/30/21
Investment in Securities
Bank Loans $ 917 $ (1) $ 893 $ (356) $ 196 $ (348) $ 1,301
Convertible Preferred Stocks — — — — 35 — 35
Corporate Bonds — — 230 — — — 230
Total $ 917 $ (1) $ 1,123 $ (356) $ 231 $ (348) $ 1,566